Condensed Consolidated Statements of Cash Flows (Parenthetical) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Statement of Cash Flows [Abstract]
Proceeds from Whiskey Notes	$ 0	$ 1,100,000	$ 1,100,000	$ 800,000
Proceeds from Convertible Notes			$ 0	$ 4,675,000